Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional paid in capital	(Accumulated Deficit)
Balance at Dec. 31, 2015	$ 8,588	$ 642	$ 22,528	$ (14,582)
Balance, shares at Dec. 31, 2015		64,224,860
Shares issued upon conversion of preferred stock	307	$ 12	295
Shares issued upon conversion of preferred stock, shares		1,205,882
Shares issued for restructured settlement program	167	$ 12	155
Shares issued for restructured settlement program, shares		1,219,189
Dividends on preferred stock	(463)		(463)
Stock-based compensation	273		273
Net loss	(4,698)			(5,910)
Adjustment due to adoption of ASU 2017-11	1,518		307	1,211
Balance at Dec. 31, 2016	4,480	$ 666	23,095	(19,281)
Balance, shares at Dec. 31, 2016		66,649,931
Shares issued upon conversion of preferred stock	2,246	$ 88	2,158
Shares issued upon conversion of preferred stock, shares		8,806,906
Additional shares issued for ConeXus purchase	1,971	$ 56	1,915
Additional shares issued for ConeXus purchase, shares		5,631,373
Shares issued for services	500	$ 20	480
Shares issued for services, shares		1,960,784
Issuance of warrants with promissory notes	2,216		2,216
Redemption and cancellation of shares under repurchase plan	(149)	$ (11)	(138)
Redemption and cancellation of shares under repurchase plan, shares		(1,185,968)
Dividends on preferred stock	(246)		(246)
Common stock issued as dividend		$ 7	(7)
Common stock issued as dividend, shares		718,840
Stock-based compensation	284		284
Net loss	(6,950)			(6,950)
Balance at Dec. 31, 2017	4,352	$ 826	$ 29,757	$ (26,231)
Balance, shares at Dec. 31, 2017		82,581,866
Net loss	(2,238)
Balance at Mar. 31, 2018	$ 2,443